Fair value of financial instruments (Tables)	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument

	As at October 31, 2020
	Carrying value and fair value				Carrying value	Fair value

(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$21,603	$–	$–	$17,410	$17,410	$39,013	$39,013
Securities
Trading	126,027	10,044	–	–	–	–	136,071	136,071
Investment, net of applicable allowance	–	–	81,395	525	57,823	58,627	139,743	140,547
	126,027	10,044	81,395	525	57,823	58,627	275,814	276,618
Assets purchased under reverse repurchase agreements and securities borrowed	264,394	–	–	–	48,621	48,621	313,015	313,015
Loans, net of applicable allowance
Retail	–	253	260	–	454,429	462,884	454,942	463,397
Wholesale	6,197	2,363	744	–	196,746	198,753	206,050	208,057
	6,197	2,616	1,004	–	651,175	661,637	660,992	671,454
Other
Derivatives	113,488	–	–	–	–	–	113,488	113,488
Other assets (1)	3,414	–	–	–	57,065	57,065	60,479	60,479
Financial liabilities
Deposits
Personal	$104	$17,096			$325,852	$324,804	$343,052	$342,004
Business and government (2)	389	107,466			516,456	518,501	624,311	626,356
Bank (3)	–	18,015			26,507	26,518	44,522	44,533
	493	142,577			868,815	869,823	1,011,885	1,012,893
Other
Obligations related to securities sold short	29,285	–			–	–	29,285	29,285
Obligations related to assets sold under repurchase agreements and securities loaned	–	255,922			18,309	18,309	274,231	274,231
Derivatives	109,927	–			–	–	109,927	109,927
Other liabilities (4)	80	86			65,712	65,719	65,878	65,885
Subordinated debentures	–	–			9,867	10,071	9,867	10,071

	As at October 31, 2019
	Carrying value and fair value				Carrying value	Fair value

(Millions of Canadian dollars)	Financial instruments classified as FVTPL	Financial instruments designated as FVTPL	Financial instruments classified as FVOCI	Financial instruments designated as FVOCI	Financial instruments measured at amortized cost	Financial instruments measured at amortized cost	Total carrying amount	Total fair value
Financial assets
Interest-bearing deposits with banks	$–	$22,283	$–	$–	$16,062	$16,062	$38,345	$38,345
Securities
Trading	137,600	8,934	–	–	–	–	146,534	146,534
Investment, net of applicable allowance	–	–	57,223	463	44,784	45,104	102,470	102,790
	137,600	8,934	57,223	463	44,784	45,104	249,004	249,324
Assets purchased under reverse repurchase agreements and securities borrowed	246,068	–	–	–	60,893	60,894	306,961	306,962
Loans, net of applicable allowance
Retail	275	242	95	–	423,469	424,416	424,081	425,028
Wholesale	7,055	1,856	451	–	185,413	184,645	194,775	194,007
	7,330	2,098	546	–	608,882	609,061	618,856	619,035
Other
Derivatives	101,560	–	–	–	–	–	101,560	101,560
Other assets (1)	3,156	–	–	–	50,375	50,375	53,531	53,531
Financial liabilities
Deposits
Personal	$140	$17,394			$277,198	$277,353	$294,732	$294,887
Business and government (2)	151	111,389			453,942	452,536	565,482	564,076
Bank (3)	–	3,032			22,759	22,773	25,791	25,805
	291	131,815			753,899	752,662	886,005	884,768
Other
Obligations related to securities sold short	35,069	–			–	–	35,069	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	–	218,612			7,974	7,974	226,586	226,586
Derivatives	98,543	–			–	–	98,543	98,543
Other liabilities (4)	(1,209)	91			61,039	61,024	59,921	59,906
Subordinated debentures	–	–			9,815	9,930	9,815	9,930

(1)	Includes Customers’ liability under acceptances and financial instruments recognized in Other assets.
(2)	Business and government deposits include deposits from regulated deposit-taking institutions other than banks.
(3)	Bank deposits refer to deposits from regulated banks and central banks.
(4)	Includes Acceptances and financial instruments recognized in Other liabilities.

Summary of Liabilities Designated as at Fair Value through Profit or Loss
For our financial liabilities designated as FVTPL, we take into account changes in our own credit spread and the expected duration of the instrument to measure the change in fair value attributable to changes in credit risk.

	As at or for the year ended October 31, 2020 (1)

	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value attributable to changes in credit risk included in OCI for positions still held
(Millions of Canadian dollars)				During the period	Cumulative (2)
Term deposits
Personal	$17,279	$17,096	$(183)	$67	$89
Business and government (3)	106,153	107,466	1,313	281	491
Bank (4)	18,016	18,015	(1)	–	–
	141,448	142,577	1,129	348	580
Obligations related to assets sold under repurchase agreements and securities loaned	255,908	255,922	14	8	8
Other liabilities	86	86	–	–	–
	$397,442	$398,585	$1,143	$356	$588

	As at or for the year ended October 31, 2019 (1)

(Millions of Canadian dollars)	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Changes in fair value attributable to changes in credit risk included in OCI for positions still held
				During the period	Cumulative (2)
Term deposits
Personal	$17,307	$17,394	$87	$3	$22
Business and government (3)	110,763	111,389	626	(76)	210
Bank (4)	3,031	3,032	1	–	–
	131,101	131,815	714	(73)	232
Obligations related to assets sold under repurchase agreements and securities loaned	218,604	218,612	8	–	–
Other liabilities	91	91	–	–	–
	$349,796	$350,518	$722	$(73)	$232

(1)	There are no significant changes in fair value attributable to changes in credit risk included in net income for positions still held.
(2)
The cumulative change is measured from the initial designation of the liabilities as FVTPL. For the year ended October 31, 2020, $2 million of fair value gains previously included in OCI relate to financial liabilities derecognized during the year (October 31, 2019 – $4 million of fair value losses).

(3)	Business and government term deposits include amounts from regulated deposit-taking institutions other than regulated banks.
(4)	Bank term deposits refer to amounts from regulated banks and central banks.

Summary of Net Gains (Losses) From Financial Instruments Classified and Designated as at Fair Value Through Profit or Loss
Financial instruments classified as FVTPL, which includes mainly trading securities, derivatives, trading liabilities, and financial assets and liabilities designated as FVTPL are measured at fair value with realized and unrealized gains and losses recognized in
Non-interest
income.

	For the year ended

(Millions of Canadian dollars)	October 31 2020	October 31 2019
Net gains (losses) (1)
Classified as fair value through profit or loss (2)	$(69)	$3,564
Designated as fair value through profit or loss (3)	1,533	(1,821)
	$1,464	$1,743
By product line (1)
Interest rate and credit (4)	$1,490	$1,534
Equities	(501)	(144)
Foreign exchange and commodities	475	353
	$1,464	$1,743

(1)
Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Consolidated Statements of Income: Net gains from financial instruments designated as FVTPL of $329 million (October 31, 2019 – gains of $1,303 million).

(2)	Excludes derivatives designated in a hedging relationship. Refer to Note 8 for net gains (losses) on these derivatives.
(3)
For the year ended October 31, 2020, $1,532 million of net fair value gains on financial liabilities designated as FVTPL, other than those attributable to changes in our own credit risk, were included in
Non-interest
income (October 31, 2019 – losses of $1,810 million).

(4)	Includes gains (losses) recognized on cross currency interest rate swaps.

Summary of Net Interest Income From Financial Instruments

	For the year ended
(Millions of Canadian dollars)	October 31 2020	October 31 2019
Interest and dividend income (1), (2)
Financial instruments measured at fair value through profit or loss	$8,480	$12,103
Financial instruments measured at fair value through other comprehensive income	957	1,132
Financial instruments measured at amortized cost	25,446	28,098
	34,883	41,333
Interest expense (1)
Financial instruments measured at fair value through profit or loss	$6,065	$10,507
Financial instruments measured at amortized cost (3)	7,983	11,077
	14,048	21,584
Net interest income	$20,835	$19,749

(1)	Excludes the following amounts related to our insurance operations and included in Insurance premiums, investment and fee income in the Consolidated Statements of Income: Interest income of $521 million (October 31, 2019 – $486 million), and Interest expense of $7 million (October 31, 2019 – $4 million).
(2)	Includes dividend income for the year ended October 31, 2020 of $2,670 million (October 31, 2019 – $2,057 million), which is presented in Interest and dividend income in the Consolidated Statements of Income.
(3)	Includes interest expense on lease liabilities for the year ended October 31, 2020 of $123 million due to the adoption of IFRS 16.

Summary of Fair Value of Assets and Liabilities Measured at Fair Value on a Recurring Basis and Classified Using Fair Value Hierarchy
Fair value of assets and liabilities measured at fair value on a recurring basis and classified using the fair value hierarchy

	As at
	October 31, 2020						October 31, 2019
	Fair value measurements using			Netting adjustments		Fair value	Fair value measurements using			Netting adjustments		Fair value
(Millions of Canadian dollars)	Level 1	Level 2	Level 3				Level 1	Level 2	Level 3
Financial assets
Interest-bearing deposits with banks	$–	$21,603	$–	$		$21,603	$–	$22,283	$–	$		$22,283
Securities
Trading
Debt issued or guaranteed by:
Canadian government (1)
Federal	12,773	3,012	–			15,785	14,655	5,474	–			20,129
Provincial and municipal	–	11,562	–			11,562	–	11,282	–			11,282
U.S. state, municipal and agencies (1)	1,508	35,029	44			36,581	2,050	39,584	58			41,692
Other OECD government (2)	3,085	3,380	–			6,465	2,786	3,710	–			6,496
Mortgage-backed securities (1)	–	39	–			39	–	482	–			482
Asset-backed securities
Non-CDO securities (3)	–	526	2			528	–	1,333	2			1,335
Corporate debt and other debt	–	21,464	30			21,494	1	23,643	21			23,665
Equities	39,795	2,561	1,261			43,617	38,309	1,925	1,219			41,453
	57,161	77,573	1,337			136,071	57,801	87,433	1,300			146,534
Investment
Debt issued or guaranteed by:
Canadian government (1)
Federal	647	1,894	–			2,541	–	657	–			657
Provincial and municipal	–	3,233	–			3,233	–	2,898	–			2,898
U.S. state, municipal and agencies (1)	160	38,364	–			38,524	210	20,666	–			20,876
Other OECD government	–	7,345	–			7,345	–	4,251	–			4,251
Mortgage-backed securities (1)	–	2,343	27			2,370	–	2,675	27			2,702
Asset-backed securities
CDO	–	7,414	–			7,414	–	7,300	–			7,300
Non-CDO securities	–	854	–			854	–	849	–			849
Corporate debt and other debt	–	18,954	160			19,114	–	17,537	153			17,690
Equities	38	152	335			525	42	127	294			463
	845	80,553	522			81,920	252	56,960	474			57,686
Assets purchased under reverse repurchase agreements and securities borrowed	–	264,394	–			264,394	–	246,068	–			246,068
Loans	–	8,747	1,070			9,817	–	9,294	680			9,974
Other
Derivatives
Interest rate contracts	1	53,720	501			54,222	1	46,095	349			46,445
Foreign exchange contracts	–	39,246	57			39,303	–	40,768	48			40,816
Credit derivatives	–	463	–			463	–	169	–			169
Other contracts	4,458	16,767	36			21,261	2,852	12,674	11			15,537
Valuation adjustments	–	(1,112)	8			(1,104)	–	(712)	15			(697)
Total gross derivatives	4,459	109,084	602			114,145	2,853	98,994	423			102,270
Netting adjustments					(657)	(657)					(710)	(710)
Total derivatives						113,488						101,560
Other assets	1,154	2,207	53			3,414	1,119	1,960	77			3,156
	$63,619	$564,161	$3,584		$(657)	$630,707	$62,025	$522,992	$2,954		$(710)	$587,261
Financial liabilities
Deposits
Personal	$–	$17,061	$139	$		$17,200	$–	$17,378	$156	$		$17,534
Business and government	–	107,855	–			107,855	–	111,540	–			111,540
Bank	–	18,015	–			18,015	–	3,032	–			3,032
Other
Obligations related to securities sold short	12,484	16,801	–			29,285	20,512	14,557	–			35,069
Obligations related to assets sold under repurchase agreements and securities loaned	–	255,922	–			255,922	–	218,612	–			218,612
Derivatives
Interest rate contracts	–	46,723	1,089			47,812	–	39,165	934			40,099
Foreign exchange contracts	–	38,210	35			38,245	–	40,183	27			40,210
Credit derivatives	–	531	–			531	–	282	–			282
Other contracts	5,734	18,041	337			24,112	2,675	15,776	206			18,657
Valuation adjustments	–	(84)	(32)			(116)	–	12	(7)			5
Total gross derivatives	5,734	103,421	1,429			110,584	2,675	95,418	1,160			99,253
Netting adjustments					(657)	(657)					(710)	(710)
Total derivatives						109,927						98,543
Other liabilities	118	10	38			166	102	(1,280)	60			(1,118)
	$18,336	$519,085	$1,606		$(657)	$538,370	$23,289	$459,257	$1,376		$(710)	$483,212

(1)	As at October 31, 2020, residential and commercial mortgage-backed securities (MBS) included in all fair value levels of trading securities were $20,520 million and $nil (October 31, 2019 – $22,365 million and $nil), respectively, and in all fair value levels of Investment securities were $9,487 million and $2,137 million (October 31, 2019 – $6,474 million and $2,046 million), respectively.
(2)	OECD stands for Organisation for Economic Co-operation and Development.
(3)	CDO stands for collateralized debt obligations.

Summary of Quantitative Information about Fair Value Measurements Using Significant Unobservable Inputs (Level 3 Instruments)
The following table presents fair values of our significant Level 3 financial instruments, valuation techniques used to determine their fair values, ranges and weighted averages of unobservable inputs.

As at October 31, 2020 (Millions of Canadian dollars, except for prices, percentages and ratios)
		Fair value				Range of input values (1), (2)

Products	Reporting line in the fair value hierarchy table	Assets	Liabilities	Valuation techniques	Significant unobservable inputs (3)	Low	High	Weighted average / Inputs distribution
Corporate debt and related derivatives				Price-based	Prices	$1.33	$136.34	$94.23
	Corporate debt and other debt	33		Discounted cash flows	Credit spread	1.75%	14.10%	7.93%
	Loans	1,070			Credit enhancement	11.82%	15.75%	13.13%
	Derivative related liabilities		25
Government debt and municipal bonds				Price-based	Prices	$64.62	$64.62	$64.62
	Mortgage-backed securities	–		Discounted cash flows	Yields	4.21%	7.89%	5.88%
	Corporate debt and other debt	157
Private equities, hedge fund investments and related equity derivatives				Market comparable	EV/EBITDA multiples	7.00X	15.38X	13.31X
	Equities	1,596		Price-based	P/E multiples	9.40X	33.47X	19.10X
	Derivative related liabilities		10	Discounted cash flows	EV/Rev multiples	1.61X	9.10X	2.04X
					Liquidity discounts (4)	10.00%	40.00%	16.40%
					Discount rate	10.52%	10.52%	10 . 52%
					NAV / prices (5)	n.a.	n.a.	n.a.
Interest rate derivatives and interest-rate-linked structured notes (6), (7)				Discounted cash flows	Interest rates	1.20%	1.60%	Even
	Derivative related assets	540		Option pricing model	CPI swap rates	1.46%	1.83%	Even
	Derivative related liabilities		1,103		IR-IR correlations	19.00%	67.00%	Even
					FX-IR correlations	29.00%	56.00%	Even
					FX-FX correlations	68.00%	68.00%	Even
Equity derivatives and equity-linked structured notes (6), (7)				Discounted cash flows	Dividend yields	0.00%	11.38%	Lower
	Derivative related assets	36		Option pricing model	Equity (EQ)-EQ correlations	21.90%	97.00%	Middle
	Deposits		139		EQ-FX correlations	(71.40)%	45.10%	Middle
	Derivative related liabilities		238		EQ volatilities	9.00%	176.00%	Upper
Other (8)
	Asset-backed securities	2
	Derivative related assets	26
	Other assets	53
	Mortgage-backed securities	27
	U.S. state, municipal and agencies debt	44
	Derivative related liabilities		53
	Other liabilities		38
Total		$3,584	$1,606

As at October 31, 2019 (Millions of Canadian dollars, except for prices, percentages and ratios)
		Fair value				Range of input values (1), (2)
Products	Reporting line in the fair value hierarchy table	Assets	Liabilities	Valuation techniques	Significant unobservable inputs (3)	Low	High	Weighted average / Inputs distribution
Corporate debt and related derivatives				Price-based	Prices	$20.00	$131.78	$110.30
	Corporate debt and other debt	24		Discounted cash flows	Credit spread	1.02%	11.34%	6.18%
	Loans	680			Credit enhancement	11.82%	15.75%	13.13%
	Derivative related liabilities		–
Government debt and municipal bonds				Price-based	Prices	$65.50	$100.00	$65.67
	Mortgage-backed securities	27		Discounted cash flows	Yields	4.70%	6.63%	5.80%
	Corporate debt and other debt	150
Private equities, hedge fund investments and related equity derivatives				Market comparable	EV/EBITDA multiples	4.00X	24.90X	10.23X
	Equities	1,513		Price-based	P/E multiples	9.70X	29.90X	16.11X
	Derivative related liabilities		10	Discounted cash flows	EV/Rev multiples	0.90X	5.93X	3.55X
					Liquidity discounts (4)	10.00%	40.00%	17.64%
					Discount rate	10.00%	12.00%	10.45%
					NAV / prices (5)	n.a.	n.a.	n.a.
Interest rate derivatives and interest-rate-linked structured notes (6), (7)				Discounted cash flows	Interest rates	1.27%	2.16%	Even
	Derivative related assets	380		Option pricing model	CPI swap rates	1.40%	2.00%	Even
	Derivative related liabilities		943		IR-IR correlations	19.00%	67.00%	Even
					FX-IR correlations	29.00%	56.00%	Even
					FX-FX correlations	68.00%	68.00%	Even
Equity derivatives and equity-linked structured notes (6), (7)				Discounted cash flows	Dividend yields	0.10%	8.77%	Lower
	Derivative related assets	11		Option pricing model	Equity (EQ)-EQ correlations	34.00%	95.40%	Middle
	Deposits		156		EQ-FX correlations	(71.40)%	30.50%	Middle
	Derivative related liabilities		180		EQ volatilities	4.00%	110.00%	Upper
Other (8)
	Asset-backed securities	2
	Derivative related assets	32
	Other assets	77
	Mortgage-backed securities	–
	U.S. state, municipal and agencies debt	58
	Derivative related liabilities		27
	Other liabilities		60
Total		$2,954	$1,376

(1)
The low and high input values represent the actual highest and lowest level inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the different underlying instruments within the product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date. Where provided, the weighted average of the input values is calculated based on the relative fair values of the instruments within the product category. The weighted averages for derivatives are not presented in the table as they would not provide a comparable metric; instead, distribution of significant unobservable inputs within the range for each product category is indicated in the table.

(2)
Price-based inputs are significant for certain debt securities and are based on external benchmarks, comparable proxy instruments or pre-quarter-end trade data. For these instruments, the price input is expressed in dollars for each $100 par value. For example, with an input price of $105, an instrument is valued at a premium over its par value.

(3)
The acronyms stand for the following: (i) Enterprise Value (EV); (ii) Earnings Before Interest, Taxes, Depreciation and Amortization (EBITDA); (iii) Price / Earnings (P/E); (iv) Revenue (Rev); (v) Consumer Price Index (CPI); (vi) Interest Rate (IR); (vii) Foreign Exchange (FX); and (viii) Equity (EQ).

(4)	Fair value of securities with liquidity discount inputs totalled $286 million (October 31, 2019 – $255 million).
(5)
NAV of a hedge fund is total fair value of assets less liabilities divided by the number of fund units. Private equities are valued based on NAV or valuation techniques. The range for NAV per unit or price per share has not been disclosed for the hedge funds or private equities due to the dispersion of prices given the diverse nature of the investments.

(6)
The level of aggregation and diversity within each derivative instrument category may result in certain ranges of inputs being wide and inputs being unevenly distributed across the range. In the table, we indicated whether the majority of the inputs are concentrated toward the upper, middle, or lower end of the range, or evenly distributed throughout the range.

(7)	The structured notes contain embedded equity or interest rate derivatives with unobservable inputs that are similar to those of the equity or interest rate derivatives.
(8)
Other primarily includes certain insignificant instruments such as auction rate securities, commodity derivatives, foreign exchange derivatives, contingent considerations, bank-owned life insurance and retractable shares.

n.a.	not applicable

Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3

	For the year ended October 31, 2020

(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$58	$–	$1	$–	$(15)	$–	$–	$44	$–
Asset-backed securities
Non-CDO securities	2	–	–	–	–	–	–	2	–
Corporate debt and other debt	21	(1)	–	1	(3)	12	–	30	–
Equities	1,219	(126)	10	231	(74)	3	(2)	1,261	(47)
	1,300	(127)	11	232	(92)	15	(2)	1,337	(47)
Investment
Mortgage-backed securities	27	–	–	–	–	–	–	27	n.a.
Corporate debt and other debt	153	–	4	–	3	–	–	160	n.a.
Equities	294	–	37	8	(4)	–	–	335	n.a.
	474	–	41	8	(1)	–	–	522	n.a.
Loans	680	92	8	551	(706)	624	(179)	1,070	(15)
Other
Net derivative balances (3)
Interest rate contracts	(585)	(116)	(2)	(31)	4	35	107	(588)	(57)
Foreign exchange contracts	21	(7)	(3)	23	–	(6)	(6)	22	(13)
Other contracts	(195)	(76)	(1)	(174)	44	(88)	189	(301)	(8)
Valuation adjustments	22	–	–	–	18	–	–	40	–
Other assets	77	(7)	2	–	(19)	–	–	53	(7)
	$1,794	$(241)	$56	$609	$(752)	$580	$109	$2,155	$(147)
Liabilities
Deposits
Personal	$(156)	$52	$(3)	$(296)	$30	$(113)	$347	$(139)	$29
Business and government	–	–	–	–	–	–	–	–	–
Other
Other liabilities	(60)	5	(1)	4	14	–	–	(38)	5
	$(216)	$57	$(4)	$(292)	$44	$(113)	$347	$(177)	$34

	For the year ended October 31, 2019

(Millions of Canadian dollars)	Fair value at beginning of period	Gains (losses) included in earnings	Gains (losses) included in OCI (1)	Purchases (issuances)	Settlement (sales) and other (2)	Transfers into Level 3	Transfers out of Level 3	Fair value at end of period	Gains (losses) included in earnings for positions still held
Assets
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$66	$–	$1	$–	$(9)	$–	$–	$58	$–
Asset-backed securities
Non-CDO securities	110	15	–	–	(123)	–	–	2	3
Corporate debt and other debt	21	1	1	–	(2)	–	–	21	1
Equities	1,148	(76)	2	333	(226)	39	(1)	1,219	(20)
	1,345	(60)	4	333	(360)	39	(1)	1,300	(16)
Investment
Mortgage-backed securities	–	–	–	27	–	–	–	27	n.a.
Corporate debt and other debt	192	(3)	24	–	(60)	–	–	153	n.a.
Equities	237	–	16	5	36	–	–	294	n.a.
	429	(3)	40	32	(24)	–	–	474	n.a.
Loans	551	40	2	830	(481)	55	(317)	680	19
Other
Net derivative balances (3)
Interest rate contracts	(504)	(79)	–	(197)	217	(7)	(15)	(585)	(42)
Foreign exchange contracts	21	12	–	–	(6)	4	(10)	21	32
Other contracts	(84)	131	2	(131)	18	(38)	(93)	(195)	115
Valuation adjustments	1	–	–	–	21	–	–	22	–
Other assets	65	28	–	–	(16)	–	–	77	27
	$1,824	$69	$48	$867	$(631)	$53	$(436)	$1,794	$135
Liabilities
Deposits
Personal	$(390)	$(38)	$–	$(102)	$29	$(214)	$559	$(156)	$–
Business and government	5	–	–	–	–	–	(5)	–	–
Other
Other liabilities	(68)	(16)	(1)	1	24	–	–	(60)	(12)
	$(453)	$(54)	$(1)	$(101)	$53	$(214)	$554	$(216)	$(12)

(1)
These amounts include the foreign currency translation gains or losses arising on consolidation of foreign subsidiaries relating to the Level 3 instruments, where applicable. The unrealized gains on Investment securities recognized in OCI were $32 million for the year ended October 31, 2020 (October 31, 2019 – gains of $43 million) excluding the translation gains or losses arising on consolidation.

(2)	Other includes amortization of premiums or discounts recognized in net income.
(3)	Net derivatives as at October 31, 2020 included derivative assets of $602 million (October 31, 2019 – $423 million) and derivative liabilities of $1,429 million (October 31, 2019 – $1,160 million).
n.a.	not applicable

Summary of Positive and Negative Fair Value Movement of Level 3 Financial Instruments from Using Reasonably Possible Alternative Assumptions
The following table summarizes the impacts to fair values of Level 3 financial instruments using reasonably possible alternative assumptions. This sensitivity disclosure is intended to illustrate the potential impact of the relative uncertainty in the fair value of Level 3 financial instruments. In reporting the sensitivities below, we offset balances in instances where: (i) the move in valuation factors cause an offsetting positive and negative fair value movement, (ii) both offsetting instruments are in Level 3, and (iii) exposures are managed and reported on a net basis. With respect to overall sensitivity, it is unlikely in practice that all reasonably possible alternative assumptions would simultaneously be realized.

	As at
	October 31, 2020			October 31, 2019

(Millions of Canadian dollars)	Level 3 fair value	Positive fair value movement from using reasonably possible alternatives	Negative fair value movement from using reasonably possible alternatives	Level 3 fair value	Positive fair value movement from using reasonably possible alternatives	Negative fair value movement from using reasonably possible alternatives
Securities
Trading
Debt issued or guaranteed by:
U.S. state, municipal and agencies	$44	$1	$(1)	$58	$1	$(1)
Asset-backed securities	2	–	–	2	–	–
Corporate debt and other debt	30	1	(1)	21	–	–
Equities	1,261	15	(15)	1,219	13	(14)
Investment
Mortgage-backed securities	27	3	(3)	27	1	(1)
Corporate debt and other debt	160	18	(16)	153	15	(13)
Equities	335	28	(28)	294	26	(27)
Loans	1,070	49	(49)	680	9	(12)
Derivatives	602	2	(2)	423	6	(3)
Other assets	53	–	–	77	–	–
	$3,584	$117	$(115)	$2,954	$71	$(71)
Deposits	$(139)	$4	$(4)	$(156)	$4	$(4)
Derivatives	(1,429)	13	(55)	(1,160)	20	(17)
Other
Other liabilities	(38)	–	–	(60)	–	–
	$(1,606)	$17	$(59)	$(1,376)	$24	$(21)

Summary of Fair Value for Financial Instruments Carried at Amortized Cost and Classified Using the Fair Value Hierarchy
Fair value for financial instruments that are carried at amortized cost and classified using the fair value hierarchy

	As at October 31, 2020
	Fair value always approximates carrying value (1)	Fair value may not approximate carrying value
		Fair value measurements using				Total fair value
(Millions of Canadian dollars)		Level 1	Level 2	Level 3	Total
Interest-bearing deposits with banks	$17,410	$–	$–	$–	$–	$17,410
Amortized cost securities (2)	–	502	58,125	–	58,627	58,627
Assets purchased under reverse repurchase agreements and securities borrowed	37,064	–	11,557	–	11,557	48,621
Loans
Retail	66,151	–	392,093	4,640	396,733	462,884
Wholesale	11,278	–	182,094	5,381	187,475	198,753
	77,429	–	574,187	10,021	584,208	661,637
Other assets	56,484	–	450	131	581	57,065
	188,387	502	644,319	10,152	654,973	843,360
Deposits
Personal	245,777	–	78,500	527	79,027	324,804
Business and government	364,451	–	153,395	655	154,050	518,501
Bank	19,070	–	7,439	9	7,448	26,518
	629,298	–	239,334	1,191	240,525	869,823
Obligations related to assets sold under repurchase agreements and securities loaned	18,309	–	–	–	–	18,309
Other liabilities	56,200	–	1,004	8,515	9,519	65,719
Subordinated debentures	–	–	10,012	59	10,071	10,071
	$703,807	$–	$250,350	$9,765	$260,115	$963,922

	As at October 31, 2019
	Fair value always approximates carrying value (1)	Fair value may not approximate carrying value
		Fair value measurements using				Total fair value
(Millions of Canadian dollars)		Level 1	Level 2	Level 3	Total
Interest-bearing deposits with banks	$16,062	$–	$–	$–	$–	$16,062
Amortized cost securities (2)	–	523	44,581	–	45,104	45,104
Assets purchased under reverse repurchase agreements and securities borrowed	48,784	–	12,110	–	12,110	60,894
Loans
Retail	66,647	–	352,717	5,052	357,769	424,416
Wholesale	6,596	–	173,274	4,775	178,049	184,645
	73,243	–	525,991	9,827	535,818	609,061
Other assets	49,761	–	469	145	614	50,375
	187,850	523	583,151	9,972	593,646	781,496
Deposits
Personal	195,583	–	81,179	591	81,770	277,353
Business and government	296,166	–	155,646	724	156,370	452,536
Bank	15,093	–	7,671	9	7,680	22,773
	506,842	–	244,496	1,324	245,820	752,662
Obligations related to assets sold under repurchase agreements and securities loaned	7,974	–	–	–	–	7,974
Other liabilities	50,601	–	445	9,978	10,423	61,024
Subordinated debentures	8	–	9,864	58	9,922	9,930
	$565,425	$–	$254,805	$11,360	$266,165	$831,590

(1)	Certain financial instruments have not been assigned to a level as the carrying amount always approximates their fair values due to their short-term nature (instruments that are receivable or payable on demand, or with original maturity of three months or less) and insignificant credit risk.
(2)	Included in Securities – Investment, net of applicable allowance on the Consolidated Balance Sheets.